Income Taxes (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes
Balance at beginning of fiscal year	$ 730.6	$ 848.8	$ 762.9
Additions for tax positions of the current year	15.9	43.1	64.5
Additions for tax positions of prior years	58.3	90.0	118.7
Reductions for tax positions of prior years	(20.1)	(240.0)	(54.3)
Settlements with tax authorities	(35.8)	(10.7)	(37.8)
Expiration of the statute of limitations	(2.1)	(0.6)	(5.2)
Balance at end of fiscal year	$ 746.8	$ 730.6	$ 848.8